Profit Before Income Tax - Summary of Operating Expenses Directly Related to Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Direct operating expense from investment property [abstract]
Direct operating expenses of investment properties that generated rental income	$ 41,710	$ 1,276,751	$ 465,458